Transactions With Directors and Other Key Management Personnel - Summary of Transactions with Directors, Other Key Management Personnel (Detail) - Key management personnel of entity or parent [member]
£ in Thousands
	12 Months Ended
	Dec. 31, 2019 GBP (£) Loans Deposits	Dec. 31, 2018 GBP (£) Loans Deposits
Disclosure of directors and key management remuneration [line items]
Number of secured loans, unsecured loans and overdrafts, beginning balance | Loans	16	7
Number of secured loans, unsecured loans and overdrafts, net movements | Loans	2	9
Number of secured loans, unsecured loans and overdrafts, ending balance | Loans	18	16
Beginning balance	£ 3,035	£ 1,216
Net movements	1,885	1,819
Ending balance	£ 4,920	£ 3,035
Number of deposit, bank and instant access accounts and investments, beginning balance | Deposits	30	25
Number of deposit, bank and instant access accounts and investments, net movements | Deposits	2	5
Number of deposit, bank and instant access accounts and investments, ending balance | Deposits	32	30
Beginning balance	£ 10,963	£ 13,184
Net movements	1,012	(2,221)
Ending balance	£ 11,975	£ 10,963